Restructuring and Other Charges (Tables)	12 Months Ended
Dec. 31, 2014
Restructuring and Related Activities [Abstract]
Schedule of Restructuring and Related Costs
The following table summarizes the impact of Company’s restructuring charges (accrual adjustments) on the consolidated statements of operations for the years ended December 31:

	2014	2013	2012
Cost of sales - services	$601	$27,107	$6,226
Cost of sales - products	1,398	1,256	(1,849)
Selling and administrative expense	13	22,561	9,037
Research, development and engineering expense	9,860	6,091	1,827
Total	$11,872	$57,015	$15,241

Restructuring charges (benefits) within continuing operations by reporting segments
The following table summarizes the Company’s restructuring charges (accrual adjustments) by reporting segment for the years ended December 31:

	2014	2013	2012
Severance
NA	$4,358	$46,582	$10,773
AP	434	1,986	326
EMEA	511	1,231	(276)
LA	6,569	4,088	4,062
Total Severance	11,872	53,887	14,885

Other
NA	—	1,988	—
AP	—	573	(20)
EMEA	—	567	376
Total Other	—	3,128	356
Total	$11,872	$57,015	$15,241

Cumulative total restructuring costs [Table Text Block]
The following table summarizes the Company's cumulative total restructuring costs for the multi-year realignment plan as of December 31, 2014:

	Severance	Other	Total
Cumulative total restructuring costs for the multi-year realignment plan
NA	$61,713	$1,988	$63,701
AP	2,746	553	3,299
EMEA	1,466	943	2,409
LA	14,719	—	14,719
Total	$80,644	$3,484	$84,128

Restructuring accrual balances and related activity
The following table summarizes the Company’s restructuring accrual balances and related activity:

Balance at January 1, 2012	$10,136
Liabilities incurred	15,241
Liabilities paid/settled	(13,533)
Balance at December 31, 2012	$11,844
Liabilities incurred	57,015
Liabilities paid/settled	(33,570)
Balance at December 31, 2013	$35,289
Liabilities incurred	11,872
Liabilities paid/settled	(39,315)
Balance at December 31, 2014	$7,846